CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Net income (loss)	$ (5,019)	$ 9,768	$ (1,144)	$ 15,646
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(2,017)	9,915	3,995	20,710
Derivatives designated as cash flow hedges
Effect of changes in fair value of cash flow hedges	(59)	90	(560)	4,006
Tax benefit (expense) on effect of changes in cash flow hedges	13	(98)	123	(881)
Net change in fair value of cash flow hedges, after taxes	(46)	(8)	(437)	3,125
Benefit plans
Effect of changes in benefit plans	109	(1,537)	81	(2,015)
Tax benefit (expense) on effect of changes in benefit plans	(27)	415	(20)	544
Net effect of changes in benefit plans, after taxes	82	(1,122)	61	(1,471)
Total other comprehensive income (loss)	(1,981)	8,785	3,619	22,364
Comprehensive income (loss)	(7,000)	18,553	2,475	38,010
Less: Comprehensive income (loss) attributable to non-controlling interests	(11,444)	819	(11,017)	585
Comprehensive income (loss) attributable to HMH Holding Inc.	$ 4,444	$ 17,734	13,492	37,425
HMH Holding BV And Subsidiaries [Member]
Net income (loss)			$ (1,144)	$ 15,646	$ 46,123	$ 51,956
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments					19,648	(20,568)
Derivatives designated as cash flow hedges
Tax benefit (expense) on effect of changes in cash flow hedges					(766)	(966)
Net change in fair value of cash flow hedges, after taxes					2,715	(3,348)
Benefit plans
Tax benefit (expense) on effect of changes in benefit plans					224	312
Net effect of changes in benefit plans, after taxes					629	842
Total other comprehensive income (loss)					22,992	(23,074)
Comprehensive income (loss)					69,115	28,882
Less: Comprehensive income (loss) attributable to non-controlling interests					669	738
Comprehensive income (loss) attributable to HMH Holding Inc.					$ 68,446	$ 28,144